ACCOUNTS RECEIVABLE (Details Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Doubtful Accounts Receivable	$ 235,755	$ 213,457	$ 0